Consolidated statement of shareholders' equity - USD ($) $ in Thousands	Total shareholder's equity attributable to the Group	Share capital	Additional paid-in capital	Treasury shares	Retained earnings	Accumulated other comprehensive loss (net of tax effect)	Non-controlling interest	Total
Balance at Mar. 31, 2014	$ 149,585		$ 83,390		$ 67,470	$ (1,275)	$ 32	$ 149,617
Balance (in shares) at Mar. 31, 2014		32,758,535
Increase (Decrease) in Shareholders' Equity
Net income for the period	63,149				63,149			63,149
Other Comprehensive income (loss) for the period	(425)					(425)		(425)
Shares issued under the stock option plan (Note 18)	4,596		4,596					4,596
Shares issued under the stock option plan (Note 18) (in shares)		123,470
Cancellation of stock options (Note 18) (in shares)		(30,660)
Equity based Compensation expenses (Note 18)	1,187		1,187					1,187
Balance at Mar. 31, 2015	218,092		89,173		130,619	(1,700)	32	218,124
Balance (in shares) at Mar. 31, 2015		32,851,345
Increase (Decrease) in Shareholders' Equity
Net income for the period	70,251				70,251			70,251
Other Comprehensive income (loss) for the period	(2,281)					(2,281)		(2,281)
Stock issued in connection with acquisition of FOSS (Note 8)	559		559					559
Shares issued under the stock option plan (Note 18)	13,892		16,557					13,892
Shares issued under the stock option plan (Note 18) (in shares)		327,296
Shares issued under the stock option plan (Note 18)				$ (2,665)
Shares issued under the stock option plan (Note 18) (in shares)				(35,579)
Equity based Compensation expenses (Note 18)	1,188		1,188					1,188
Balance at Mar. 31, 2016	301,701		107,477	$ (2,665)	200,870	(3,981)	32	$ 301,733
Balance (in shares) at Mar. 31, 2016		33,178,641						33,178,641
Balance (in shares) at Mar. 31, 2016				(35,579)				(35,579)
Increase (Decrease) in Shareholders' Equity
Net income for the period	62,638				62,638			$ 62,638
Other Comprehensive income (loss) for the period	95					95		95
Stock issued in connection with acquisition of FOSS (Note 8)	1,107		1,107					1,107
Shares issued under the stock option plan (Note 18)	20,057		23,420					20,057
Shares issued under the stock option plan (Note 18) (in shares)		361,393
Shares issued under the stock option plan (Note 18)				$ (3,363)
Shares issued under the stock option plan (Note 18) (in shares)				(58,234)
Equity based Compensation expenses (Note 18)	1,188		1,188					1,188
Balance at Mar. 31, 2017	$ 386,786		$ 133,192	$ (6,028)	$ 263,508	$ (3,886)	$ 32	$ 386,818
Balance (in shares) at Mar. 31, 2017		33,540,034						33,540,034
Balance (in shares) at Mar. 31, 2017				(93,813)				(93,813)